Net finance income (expense)	12 Months Ended
Dec. 31, 2017
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Net finance income (expense)
27.	Net finance income (expense)

	2017	2016	2015
Debt interest and charges	(7,388)	(7,764)	(6,858)
Foreign exchange gains (losses) and indexation charges on net debt (*)	(4,129)	(2,507)	(3,834)
Income from investments and marketable securities (Government Bonds)	580	547	693

Financial result on net debt	(10,937)	(9,724)	(9,999)

Capitalized borrowing costs	1,976	1,729	1,773
Gains (losses) on derivatives	(64)	(111)	256
Interest income from marketable securities	24	5	25
Unwinding of discount on the provision for decommissioning costs	(762)	(662)	(231)
Other finance expenses and income, net	(622)	291	(659)
Other foreign exchange gains (losses) and indexation charges, net	490	717	394

Net finance income (expenses)	(9,895)	(7,755)	(8,441)

Income	1,047	1,053	1,412
Expenses	(7,395)	(6,958)	(6,437)
Foreign exchange gains (losses) and indexation charges	(3,547)	(1,850)	(3,416)

Total	(9,895)	(7,755)	(8,441)

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.